Warrants (Tables)	12 Months Ended
Dec. 31, 2025
Warrants [Abstract]
Schedule of Public Warrant Activity

Detail related to Public Warrant activity was as follows:

Public Warrants	Number of Warrants	Weighted Average Exercise Price
Balances as of December 31, 2022	12,526,392	$11.50
Exercised	(2,000)	11.50
Balances as of December 31, 2023	12,524,392	$11.50
Exercised	-	11.50
Balances as of December 31, 2024	12,524,392	$11.50
Exercised	-	11.50
Balances as of December 31, 2025	12,524,392	$11.50